CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (Unaudited) - USD ($)	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Gain (Loss)	Accumulated Deficit
Balance, shares at Dec. 31, 2020		210	630,968
Balance, amount at Dec. 31, 2020	$ 4,625,562	$ 0	$ 1,262	$ 250,644,197	$ (70)	$ (246,019,827)
Common stock and preferred stock issued for asset acquisition, shares		10,232	94,645
Common stock and preferred stock issued for asset acquisition, amount	21,582,331	$ 1	$ 189	21,582,141
Common stock issued for convertible preferred stock, shares		(10,232)	511,600
Common stock issued for convertible preferred stock, amount	0	$ (1)	$ 1,023	(1,022)
Pre-funded warrants sold, net of offering costs	9,192,624			9,192,624
Compensation on options issued	773,787			773,787
Exercise of warrants, shares			22,852
Exercise of warrants, amount	544,651		$ 46	544,605
Exercise of stock options, shares			280
Exercise of stock options, amount	1		$ 1
Unrealized loss on marketable securities	70				70
Net loss	(32,474,358)					(32,474,358)
Net loss	32,474,358
Balance, shares at Dec. 31, 2021		210	1,260,346
Balance, amount at Dec. 31, 2021	4,244,668	$ 0	$ 126	282,738,727	0	(278,494,185)
Compensation on options issued	83,069	0	0	83,069
Net loss	(2,721,536)	$ 0	$ 0	0		(2,721,536)
Balance, shares at Mar. 31, 2022		210	1,260,346
Balance, amount at Mar. 31, 2022	1,606,201	$ 0	$ 126	282,821,796		(281,215,721)
Balance, shares at Dec. 31, 2021		210	1,260,346
Balance, amount at Dec. 31, 2021	4,244,668	$ 0	$ 126	282,738,727	0	(278,494,185)
Net loss	8,499,094
Balance, shares at Sep. 30, 2022		210	6,033,615
Balance, amount at Sep. 30, 2022	3,953,851	$ 0	$ 603	290,946,527		(286,993,279)
Balance, shares at Dec. 31, 2021		210	1,260,346
Balance, amount at Dec. 31, 2021	4,244,668	$ 0	$ 126	282,738,727	0	(278,494,185)
Compensation on options issued	365,314			365,314
Net loss	(11,047,895)					(11,047,895)
Net loss	11,047,895
Pre-funded warrants and warrants sold, net of offering costs	7,928,591			7,928,591
Exercise of pre-funded warrants, shares			1,031,463
Exercise of pre-funded warrants, amount	2,063		$ 2,063
Balance, shares at Dec. 31, 2022		210	2,291,809
Balance, amount at Dec. 31, 2022	1,492,741	$ 0	$ 230	291,034,591	0	(289,542,080)
Balance, shares at Mar. 31, 2022		210	1,260,346
Balance, amount at Mar. 31, 2022	1,606,201	$ 0	$ 126	282,821,796		(281,215,721)
Compensation on options issued	110,031	0	0	110,031		0
Net loss	(2,861,021)	0	0	0		(2,861,021)
Pre-funded warrants and warrants sold, net of offering costs	7,928,591	$ 0	$ 0	7,928,591		0
Balance, shares at Jun. 30, 2022		210	1,260,346
Balance, amount at Jun. 30, 2022	6,783,802	$ 0	$ 126	290,860,418		(284,076,742)
Compensation on options issued	86,109	0	0	86,109		0
Net loss	2,916,537	0	$ 0	0		(2,916,537)
Exercise of pre-funded warrants, shares			4,773,269
Exercise of pre-funded warrants, amount	477	$ 0	$ 477	0
Balance, shares at Sep. 30, 2022		210	6,033,615
Balance, amount at Sep. 30, 2022	3,953,851	$ 0	$ 603	290,946,527		(286,993,279)
Balance, shares at Dec. 31, 2022		210	2,291,809
Balance, amount at Dec. 31, 2022	1,492,741	$ 0	$ 230	291,034,591	0	(289,542,080)
Compensation on options issued	66,543	0	0	66,543		0
Net loss	(1,406,760)	0	0	0		(1,406,760)
Pre-funded warrants and warrants sold, net of offering costs	(282,647)	0	$ 0	(282,647)		0
Public offering sale of common stock and warrants, net of offering costs, shares			6,959,444
Public offering sale of common stock and warrants, net of offering costs, amount	13,896,525	0	$ 696	13,895,829		0
Exercise of pre-funded warrants for cash, shares			1,446,110
Exercise of pre-funded warrants for cash, amount	511,311	0	$ 145	511,166		0
Exercise of pre-funded warrants, cashless, shares			260,722
Exercise of pre-funded warrants, cashless, amount	0	0	$ 26	(26)		0
Exercise of warrants, cashless, shares			10,805,503
Exercise of warrants, cashless, amount	0	0	$ 1,081	(1,081)		0
Stock split and fractional shares issued, shares			13,846
Stock split and fractional shares issued, amount	0	$ 0	$ 0	0		0
Balance, shares at Mar. 31, 2023		210	21,777,434
Balance, amount at Mar. 31, 2023	14,277,713	$ 0	$ 2,178	305,224,375		(290,948,840)
Balance, shares at Dec. 31, 2022		210	2,291,809
Balance, amount at Dec. 31, 2022	1,492,741	$ 0	$ 230	291,034,591	$ 0	(289,542,080)
Net loss	4,485,074
Balance, shares at Sep. 30, 2023		210	23,862,434
Balance, amount at Sep. 30, 2023	11,286,695	$ 0	$ 2,386	305,311,462		(294,027,153)
Balance, shares at Mar. 31, 2023		210	21,777,434
Balance, amount at Mar. 31, 2023	14,277,713	$ 0	$ 2,178	305,224,375		(290,948,840)
Compensation on options issued	50,283	0	0	50,283		0
Net loss	(1,106,338)	0	$ 0	0		(1,106,338)
Exercise of warrants, cashless, shares			2,085,000
Exercise of warrants, cashless, amount	0	$ 0	$ 208	(208)
Balance, shares at Jun. 30, 2023		210	23,862,434
Balance, amount at Jun. 30, 2023	13,221,658	$ 0	$ 2,386	305,274,450		(292,055,178)
Compensation on options issued	37,012	0	0	37,012		0
Net loss	1,971,975	$ 0	$ 0	0		(1,971,975)
Balance, shares at Sep. 30, 2023		210	23,862,434
Balance, amount at Sep. 30, 2023	$ 11,286,695	$ 0	$ 2,386	$ 305,311,462		$ (294,027,153)